Interests in associates - Reconciliation to carrying amounts (Net assets) (Details) - EUR (€) € in Thousands				12 Months Ended
	May 22, 2023	May 17, 2022	May 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in associates
Profit for the period				€ 732,458	€ 894,325	€ 1,219,028
Other comprehensive income				(630,011)	1,049,002	1,017,514
Dividends paid	€ (328,623)	€ (395,556)	€ (392,455)	(328,623)	(395,556)	(392,455)
Carrying amount				642,928	773,724
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Opening balance net assets January 1,				1,200,525	1,086,109
Profit for the period				235,186	236,269
Other comprehensive income				(26,489)	50,651
Dividends paid				(467,500)	(199,062)
Foreign currency translation				(48,217)	26,558
Closing balance net assets December 31,				893,505	1,200,525	€ 1,086,109
Company's share in net assets				402,077	540,236
Other reconciling items				268,240	273,559
Eliminations				(68,984)	(96,528)
Carrying amount				€ 601,333	€ 717,267